Expenses (Details) - USD ($)		12 Months Ended
	Apr. 11, 2023	Mar. 31, 2024	Mar. 31, 2023
Expenses [Line Items]
Cost of revenue		$ 16,762,580	$ 13,884,291
Employees service gratuity		5 years
Gratuity payable on retirement		15 days
Final damages of Skyline	$ 130,000
Final damages of legal and other incidental expenses	$ 260,000